Events after the balance sheet date - Summary of exercising option to redeem outstanding principal amount (Detail) - Jul. 13, 2020 - Event After Reporting Date [member]
$ in Millions, $ in Millions, $ in Millions
	USD ($)	AUD ($)	CAD ($)
2.500% Notes due 2022 [member]
Disclosure Of Exercising Option To Redeem Outstanding Principal Amount [Line Items]
Date of redemption	Aug. 12, 2020
Issuer	ABIWW
Title of series of notes issued exchanged	2.500% Notes due 2022
Currency	USD
Original principal amount outstanding	$ 454
Principal amount not redeemed	$ 454
4.375% Notes due 2021 [member]
Disclosure Of Exercising Option To Redeem Outstanding Principal Amount [Line Items]
Date of redemption	Aug. 12, 2020
Issuer	ABIWW
Title of series of notes issued exchanged	4.375% Notes due 2021
Currency	USD
Original principal amount outstanding	$ 285
Principal amount not redeemed	$ 285
3.250% Notes due 2022 [member]
Disclosure Of Exercising Option To Redeem Outstanding Principal Amount [Line Items]
Date of redemption	Jul. 29, 2020
Issuer	ABIWW
Title of series of notes issued exchanged	3.250% Notes due 2022
Currency	AUD
Original principal amount outstanding		$ 550
Principal amount not redeemed		$ 550
3.375% Notes due 2023 [member]
Disclosure Of Exercising Option To Redeem Outstanding Principal Amount [Line Items]
Date of redemption	Aug. 12, 2020
Issuer	ABIFI
Title of series of notes issued exchanged	3.375% Notes due 2023
Currency	CAD
Original principal amount outstanding			$ 600
Principal amount not redeemed			$ 600
3.750% Notes due 2022 [member]
Disclosure Of Exercising Option To Redeem Outstanding Principal Amount [Line Items]
Date of redemption	Aug. 12, 2020
Issuer	ABNA
Title of series of notes issued exchanged	3.750% Notes due 2022
Currency	USD
Original principal amount outstanding	$ 150
Principal amount not redeemed	$ 150